As filed with the Securities and Exchange Commission on December 8, 2020

Securities Act File No. 333-233633

Investment Company Act File No. 811-23473

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒
AND/OR
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 4	☒

Esoterica Thematic Trust

(Exact Name of Registrant as Specified in its Charter)

675 W. 59th St., Suite 903

New York, New York 10069

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (860) 543-3942

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 2 to the Registration Statement of the Esoterica Thematic Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on March 13, 2020.  This PEA No. 2 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 2 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 2 meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the of City of Columbus and State of Ohio on this 8th day of December 2020.

Esoterica Thematic Trust
By:	/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser
Title:	Pursuant to Power of Attorney

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Darlene DeRemer*	Trustee	December 8, 2020
Darlene DeRemer

/s/ Monique Labbe*	Treasurer (Principal Financial and Accounting Officer)	December 8, 2020
Monique Labbe

/s/ Edward E. McRedmond*	Trustee	December 8, 2020
Edward E. McRedmond

Trustee
Gene Podsiadlo

/s/ Karan Trehan*	President (Principal Executive Officer)	December 8, 2020
Karan Trehan

* By:	/s/ JoAnn M. Strasser
Name: JoAnn M. Strasser
Pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE